UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2004

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2483

Signature, Place, and Date of Signing:

     /s/ Albert Coy Monk, IV        Charlotte, NC              08/10/2004
     -----------------------        -------------             -----------
          [Signature] [City, State] [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:  76
                                         --

Form 13F Information Table Value Total:  $ 114,317 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

------------------------------- ------- ---------   -------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             ITLE     CUSIP         FAIR         SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER        MARKET         OR          DISCRETION
                                LASS                   VALUE       PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------    -------------  ---------  ---- ------ ------  --------- -------- ------  ------
ABX Air Inc                      com   00080S101    $2,411,500.00    350,000  sole                           350,000
ADELPHIA COMM CORP SR NTSER B    com   006848AW5    $3,840,000.00  4,000,000  sole                         4,000,000
AK STEEL HOLDING CORP            com   001547108    $  860,160.00    168,000  sole                           168,000
ALDERWOODS GROUP INC             com   014383103    $  875,520.00     72,000  sole                            72,000
ALLEGHENY TECHNOLOGIES INC       com   01741R102    $1,317,200.00     74,000  sole                            74,000
AMERCO 12% 03/15/11 - CALLABLE   com   023586AL4    $  466,336.62    452,754  sole                           452,754
AMERCO 9% 03/15/09 - CALLABLE    com   023586AJ9    $  377,380.82    365,502  sole                           365,502
AMERCO SAC HOLDINGS 8.5% 3/15/14 com   78572HAA4    $  580,235.38    609,171  sole                           609,171
AMERICA MOVIL S A DE CV ADR      com   02364W105    $1,596,760.00     44,000  sole                            44,000
ANHEUSER BUSCH COMPANIES INC     com   035229103    $1,294,320.00     24,000  sole                            24,000
BERKSHIRE HATHAWAY INC-DEL-      com   084670108    $4,206,504.70         47  sole                                47
BRINK'S COMPANY                  com   109696104    $1,603,680.00     48,000  sole                            48,000
CAL DIVE INTL INC                com   127914109    $1,160,520.00     38,000  sole                            38,000
CARPENTER TECHNOLOGY CORP        com   144285103    $1,144,100.00     34,000  sole                            34,000
CENTURY COMMUNICATIONS CORP SR   com   156503AN4    $1,240,000.00  2,000,000  sole                         2,000,000
CHARTER COMMUNICATIONS HLDGS LLC com   16117PAK6    $2,512,500.00  3,000,000  sole                         3,000,000
CHESAPEAKE ENERGY CORP           com   165167107    $  602,400.00     40,000  sole                            40,000
CKE RESTAURANTS INC              com   12561E105    $3,990,000.00    300,000  sole                           300,000
CLEVELANDS CLIFFS INC-W/RTS TO   com   185896107    $  832,200.00     15,000  sole                            15,000
COLGATE PALMOLIVE CO             com   194162103    $1,115,870.00     19,000  sole                            19,000
COLONIAL BANCGROUP INC           com   195493309    $2,405,300.00    134,000  sole                           134,000
COMPASS BANCSHARES INC           com   20449H109    $2,556,600.00     60,000  sole                            60,000
CONAGRA INC W-RTS TO PUR C/STK   com   205887102    $1,281,120.00     48,000  sole                            48,000
CONSECO INC                      com   208464883    $  876,920.00     44,000  sole                            44,000
CROWN HOLDINGS INC               com   228368106    $  990,000.00    100,000  sole                           100,000
DEAN FOODS CO                    com   242370104    $  746,600.00     20,000  sole                            20,000
DELTA PETE CORP                  com   247907207    $3,475,260.00    258,000  sole                           258,000
DIAGNOSTIC RETRIEVAL SYS INC     com   23330X100    $1,776,000.00     48,000  sole                            48,000
DREYFUS TREAS PRIME CASH MGMT    com   261941207    $4,241,896.75  4,241,897  sole                         4,241,897
EDO CORP                         com   281347104    $  511,200.00     20,000  sole                            20,000
EL PASO CORP                     com   28336L109    $1,482,910.00    187,000  sole                           187,000
FIRST ACCEPTANCE CORP            com   318457108    $1,794,650.00    251,000  sole                           251,000
FIRST HORIZON NATL CORP          com   320517105    $1,115,250.00     25,000  sole                            25,000
FMC TECHNOLOGIES INC             com   30249U101    $1,623,930.00     57,000  sole                            57,000
GRANT PRIDECO INC                com   38821G101    $1,149,120.00     63,000  sole                            63,000
HALLIBURTON CO                   com   406216101    $1,362,150.00     45,000  sole                            45,000
HAWAIIAN AIRLS INC NEW           com   419879101    $  531,172.30     74,813  sole                            74,813
HERLEY INDUSTRIES INC            com   427398102    $  712,600.00     35,000  sole                            35,000
INCO LTD                         com   453258402    $  868,000.00     25,000  sole                            25,000
INTERNATIONAL STEEL GROUP INC    com   460377104    $  891,000.00     30,000  sole                            30,000
IRON MOUNTAIN INC PA             com   462846106    $1,378,048.32     43,499  sole                            43,499
J C PENNEY CO INC                com   708160106    $1,499,200.00     40,000  sole                            40,000
LINENS N THINGS INC              com   535679104    $  289,000.00     10,000  sole                            10,000
LIONS GATE ENTERTAINMENT COR     com   535919203    $  727,160.00     98,000  sole                            98,000
LOCKHEED MARTIN CORP             com   539830109    $2,005,770.00     39,000  sole                            39,000
LONE STAR TECHNOLOGIES INC       com   542312103    $1,456,440.00     53,000  sole                            53,000
***MCDERMOTT INTERNATIONAL INC   com   580037109    $1,029,000.00    100,000  sole                           100,000
MCI INC                          com   552691AC1    $1,335,742.50  1,446,000  sole                         1,446,000
MCI INC                          com   552691AA5    $1,400,812.50  1,446,000  sole                         1,446,000
METALS USA INC                   com   591324207    $1,755,000.00    100,000  sole                           100,000
MI DEVELOPMENTS INC SUB VTG      com   55304X104    $2,660,000.00    100,000  sole                           100,000
MICROSOFT CORP                   com   594918104    $1,689,170.00     59,000  sole                            59,000
NABORS INDUSTRIES LTD            com  BMG6359F1032  $  893,000.00     20,000  sole                            20,000
NUCOR CORP                       com   670346105    $1,868,250.00     25,000  sole                            25,000
PACTIV CORP                      com   695257105    $  697,760.00     28,000  sole                            28,000
PENN NATIONAL GAMING INC         com   707569109    $1,664,000.00     50,000  sole                            50,000
PG&E CORP                        com   69331C108    $2,140,600.00     77,000  sole                            77,000
PIONEER DRILLING CO              com   723655106    $  484,028.80     63,688  sole                            63,688
PLAINS RESOURCES INC NEW         com   726540503    $1,293,440.00     75,200  sole                            75,200
RAYTHEON CO                      com   755111507    $1,696,800.00     48,000  sole                            48,000
REYNOLDS AMERICAN INC            com   761713106    $2,345,000.00     35,000  sole                            35,000
SCHWEITZER-MAUDUIT INTL INC      com   808541106    $1,773,060.00     58,000  sole                            58,000
SEALED AIR CORP                  com   81211K100    $  760,095.00     14,478  sole                            14,478
SMITHFIELD FOODS INC             com   832248108    $1,419,360.00     48,000  sole                            48,000
SOUTHWESTERN ENERGY CO           com   845467109    $1,704,080.00     56,000  sole                            56,000
STEWART ENTERPRISES INC-CL A     com   860370105    $1,643,200.00    208,000  sole                           208,000
TASAR ELECTRONICS CORP           com   87651B104    $2,185,000.00     50,000  sole                            50,000
***TATE & LYLE PLC-ORD NEW 25P   com  GB0008754136  $1,115,550.00    185,000  sole                           185,000
The Pepsi Bottling Group Inc     com   713409100    $1,438,560.00     48,000  sole                            48,000
TYCO INTERNATIONAL LTD NEW       com   902124106    $2,027,400.00     62,000  sole                            62,000
UNITEDGLOBALCOM CL AINGS         com   913247508    $  487,090.00     67,000  sole                            67,000
USG CORP NEW                     com   903293405    $2,162,500.00    125,000  sole                           125,000
USX-U S STEEL GROUP              com   912909108    $1,518,880.00     44,000  sole                            44,000
VULCAN MATERIALS CO              com   929160109    $  931,000.00     20,000  sole                            20,000
W R GRACE & CO DEL               com   38388F108    $  604,000.00    100,000  sole                           100,000
WALT DISNEY CO HOLDING CO        com   254687106    $1,820,160.00     72,000  sole                            72,000